Other disclosures - Related party transactions - Remuneration (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Key management personnel compensation	kr 498.0	kr 388.0	kr 352.0
Recruitment arrangements and conditional amounts payable	0.9
Executive Management
Disclosure of transactions between related parties [line items]
Salary and short-term incentive	127.0	180.0	173.0
Pension	11.0	18.0	17.0
Benefits	16.0	10.0	12.0
Long-term incentive	100.0	112.0	121.0
Termination payments	220.0	45.0	7.0
Key management personnel compensation	474.0	365.0	330.0
Board of Directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	24.0	23.0	22.0
Registered Executive Management
Disclosure of transactions between related parties [line items]
Key management personnel compensation	kr 46.0	kr 88.0	kr 195.0